SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Outstanding options and the activity relating to these options

The outstanding options and the activity relating to these options are as follows:

	Number of options	Weighted average exercise price (CDN$)	Average remaining contractual life in years	Aggregate intrinsic value

Balance as at January 1, 2012	4,162,061	$4.23
Granted	1,390,225	3.60
Exercised	(1,086,102)	2.24
Forfeited	(151,019)	4.38
Expired	(3,000)	1.71
Balance December 31, 2012	4,312,165	$4.52
Exercisable as at December 31, 2012	1,997,699	$5.02	2.1	$680
Vested and expected to vest as at December 31, 2012	3,739,660	$4.61	3.4	$1,377

Options outstanding and exercisable

The following table summarizes information related to options outstanding and exercisable at December 31, 2012:

Year granted	Number of options outstanding	Exercise price range (CDN$)	Weighted average exercise price (CDN$)	Number of options exercisable	Weighted average exercise price (CDN$)	Expiry date

2007	868,500	2.25 to 6.00	4.78	868,500	4.78	2013
2008	274,446	2.40 to 5.00	4.55	274,446	4.55	2014
2009	253,340	2.01 to 5.60	4.78	201,067	4.64	2015
2010	516,636	5.52 to 6.45	6.00	309,551	6.07	2016
2011	846,903	2.73 to 7.65	3.94	244,133	4.52	2017
2012	1,552,340	2.73 to 7.18	4.16	100,002	7.18	2018
	4,312,165	$2.01 to $7.65	$4.52	1,997,699	$5.02

Fair value of option grants issued was estimated at the date of grant using the Black-Scholes option-pricing model

The fair value of option grants issued was estimated at the date of grant using the Black-Scholes option-pricing model with the following assumptions:

	2012	2011

Number of options granted during the year	1,390,225	1,168,103
Weighted average grant date fair value of stock options granted during the year (CDN$)	$1.92	$2.56
Risk-free interest rate	1.35%	1.97%
Dividend yield	0%	0%
Expected life of the options	4.25 years	4.2 years
Expected volatility of the underlying stock	68.29%	67.93%

Effect of recording shared based compensation expense

The table below summarizes the effect of recording shared based compensation expense for the year:

	2012	2011

Administrative	$693	$700
Sales and marketing	449	236
Customer support and operations	152	197
Research and development	265	248
Net decrease in earnings	$1,559	$1,381

Summary of unvested stock options

The following is a summary of unvested stock options as at December 31, 2012:

	Number of options	Weighted average grant date fair value (CDN$)

Balance as at January 1, 2012	1,603,300	$2.59
Granted during the year	1,390,225	1.92
Vested during the year	(583,388)	2.76
Forfeited during the year	(95,671)	1.98
Balance as at December 31, 2012	2,314,466	$2.17